Equity Incentive Plans (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of shares
Unvested at beginning of period	135,230	78,833	55,333
Granted	1,035,000	135,230	117,201
Vested	(783,545)	(78,833)	(89,968)
Cancelled	(1,685)		(3,733)
Unvested at end of period	385,000	135,230	78,833
Weighted Average Grant Date Fair Value
Unvested at beginning of period	$ 17.75	$ 54.3	$ 37.3
Granted	4.15	17.75	54.25
Vested	6.14	54.3	44.7
Cancelled	17.75		31
Unvested at end of period	$ 4.82	$ 17.75	$ 54.3